Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
May 31, 2025
SS1-NPRT3-0725
1.9863241.110
Asset-Backed Securities - 15.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	928,000	926,612
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	1,233,000	1,233,238
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	698,000	697,236
TOTAL BAILIWICK OF JERSEY		2,857,086
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	531,455	533,757
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	98,761	99,956
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	186,684	188,382
TOTAL CANADA		822,095
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	639,917	638,957
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	362,280	362,378
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.5998% 4/17/2033 (b)(c)(d)	2,206,000	2,212,023
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2036 (b)(c)(d)	800,000	799,678
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	1,130,000	1,128,085
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	1,054,000	1,050,138
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	1,387,000	1,387,456
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	1,047,000	1,043,529
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	1,168,000	1,168,239
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	956,000	957,040
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	227,229	227,265
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	602,418	602,500
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	667,000	668,182
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	892,000	891,143
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	1,626,094	1,625,257
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,761,870
UNITED STATES - 11.0%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	21,800	21,824
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	673,221	673,434
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	450,000	449,904
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	241,000	242,295
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	660,000	661,378
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	114,000	114,934
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	548,900	553,003
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	99,530
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	175,000	175,184
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	767,000	774,032
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	88,000	88,863
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	873,109
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	253,000	256,579
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	571,000	573,082
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	172,000	174,256
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	720,898
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	88,753	87,829
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	880,000	889,353
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	1,089,000	1,095,856
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	574,000	576,663
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	278,000	279,788
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 7/25/2034 (c)(d)	85,587	83,873
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	809,000	814,703
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	229,000	229,707
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	329,136	330,382
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	641,331	644,772
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	377,000	379,917
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	114,000	115,288
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	73,000	74,017
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	435,000	437,836
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	61,678	61,604
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	267,091	270,985
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	984,680	990,385
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	776,000	782,378
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	275,000	275,379
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	670,000	675,435
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	155,000	157,360
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	1,178,000	1,178,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	890,000	883,230
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	487,582
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,146,000	1,162,321
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	733,222
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	365,271
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,260,000	1,273,368
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	270,000	271,596
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	350,402	350,561
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	406,000	409,267
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	249,000	250,827
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	1,457,000	1,467,724
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	1,250,000	1,251,269
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	199,000	202,220
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	20,828	20,860
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	258,000	260,714
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,168,000	1,164,158
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	216,476	217,798
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	440,000	442,719
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	109,266	109,258
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (c)(d)	2,588	2,583
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	462,610	465,358
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	902,000	900,102
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	260,000	260,207
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	231,000	232,919
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	188,000	187,816
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	1,366,919	1,375,247
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	440,000	441,421
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	132,000	133,394
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	1,036,000	1,042,688
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (c)(d)	110,208	113,143
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	606,000	610,668
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	555,000	556,683
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	238,698	239,823
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	256,874	258,456
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	480,651	483,164
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,426,162
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	1,170,000	1,173,098
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,179,530
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	878,000	890,086
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,170,000	1,178,274
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	94,000	93,799
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	2,000,000	2,000,350
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	793,169	803,557
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	1,014,371	1,023,225
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	332,000	332,898
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	865,000	866,104
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	851,000	860,410
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,300,000	1,305,802
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	142,000	142,482
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	602,000	607,802
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	717,000	717,156
TOTAL UNITED STATES		50,112,187
TOTAL ASSET-BACKED SECURITIES (Cost $68,264,305)		68,553,238

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c) (Cost $999,999)	1,000,000	1,008,491

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	130,115	127,589
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	67,236	66,519
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	18,078	18,295
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7365% 5/25/2045 (c)(d)	265,665	264,134
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.7865% 7/25/2046 (c)(d)	280,569	279,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	169,216	166,924
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	495,861	477,649
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	853	787
TOTAL UNITED STATES		1,401,585
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,400,715)		1,401,585

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	990,000	994,146
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,169,159	1,113,101
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	3,055,000	3,015,290
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	207,793	207,923
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	279,000	279,174
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	524,202	524,858
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	119,090	119,090
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	715,000	715,083
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	950,000	942,875
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	491,477	492,091
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	309,000	307,841
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	4,794,079	4,758,555
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	3,194,897	3,075,996
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	304,511	302,211
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(c)	2,738,987	2,676,173
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	866,322	820,890
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	88,019	88,263
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	392,000	391,877
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	492,000	493,673
TOTAL UNITED STATES		21,319,110
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,785,340)		21,319,110

Non-Convertible Corporate Bonds - 69.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (b)	307,000	308,461
Glencore Funding LLC 5.338% 4/4/2027 (b)	1,250,000	1,263,912
Glencore Funding LLC 5.4% 5/8/2028 (b)	900,000	915,273

TOTAL AUSTRALIA		2,487,646
CANADA - 2.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,956,527
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,381,000	4,366,565
Enbridge Inc 3.7% 7/15/2027	1,000,000	983,862
Enbridge Inc 5.9% 11/15/2026	549,000	558,247
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,429,000	1,430,008
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,131,014
		8,469,696
Financials - 0.0%
Banks - 0.0%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	450,000	452,391
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	1,610,000	1,588,607
TOTAL CANADA		12,467,221
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,228,000	1,232,627
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,400,000	1,397,637
Societe Generale SA 5.249% 5/22/2029 (b)(c)	1,360,000	1,366,147
Societe Generale SA 6.446% 1/10/2029 (b)(c)	974,000	1,007,828

TOTAL FRANCE		3,771,612
GERMANY - 4.0%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	1,250,000	1,252,453
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (b)	3,919,000	3,828,977
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,500,000	1,502,398
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	550,000	557,422
		7,141,250
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,518,577
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,790,000	1,868,054
		3,386,631
Health Care - 1.4%
Pharmaceuticals - 1.4%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,250,000	6,226,760
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	1,000,000	1,006,004
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	399,000	402,932
		1,408,936
TOTAL GERMANY		18,163,577
IRELAND - 1.5%
Financials - 1.4%
Consumer Finance - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	4,184,000	4,099,240
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,064,298
		6,163,538
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	811,000	808,676
TOTAL IRELAND		6,972,214
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 4.625% 6/15/2027 (b)	900,000	900,470
Enel Finance International NV 5.125% 6/26/2029 (b)	1,230,000	1,245,250

TOTAL ITALY		2,145,720
JAPAN - 1.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	627,000	632,839
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	900,000	915,611
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,020,435
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,400,000	2,443,161
		4,379,207
TOTAL JAPAN		5,012,046
NETHERLANDS - 1.0%
Financials - 0.7%
Banks - 0.7%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(c)	1,500,000	1,535,854
ING Groep NV 4.55% 10/2/2028	1,500,000	1,498,056
		3,033,910
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,460,000	1,448,134
TOTAL NETHERLANDS		4,482,044
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA 1.75% 1/22/2026	909,000	892,740
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 5.365% 7/15/2028 (c)	2,400,000	2,436,148
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,063,000	1,040,511
UBS Group AG 6.442% 8/11/2028 (b)(c)	1,509,000	1,562,198
		2,602,709
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (b)	413,000	413,414
Holcim Finance US LLC 4.7% 4/7/2028 (b)	297,000	298,519
		711,933
TOTAL SWITZERLAND		3,314,642
UNITED KINGDOM - 5.8%
Consumer Staples - 1.7%
Tobacco - 1.7%
BAT International Finance PLC 1.668% 3/25/2026	6,600,000	6,443,641
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,098,000	1,126,554
		7,570,195
Financials - 4.0%
Banks - 4.0%
Barclays PLC 5.086% 2/25/2029 (c)	1,400,000	1,408,051
Barclays PLC 5.674% 3/12/2028 (c)	1,250,000	1,268,859
Barclays PLC 6.496% 9/13/2027 (c)	2,370,000	2,419,596
HSBC Holdings PLC 4.899% 3/3/2029 (c)	995,000	997,262
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,500,000	1,522,284
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,390,000	2,419,654
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,500,000	1,550,839
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	460,000	447,680
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	282,000	284,538
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,570,000	2,645,326
NatWest Group PLC 5.516% 9/30/2028 (c)	1,820,000	1,850,051
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.3842% 5/23/2029 (c)(d)	1,101,000	1,101,044
		17,915,184
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	440,000	443,613
TOTAL UNITED KINGDOM		25,928,992
UNITED STATES - 50.2%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.1%
AT&T Inc 1.7% 3/25/2026	3,100,000	3,027,437
AT&T Inc 2.3% 6/1/2027	1,000,000	959,687
Verizon Communications Inc 4.125% 3/16/2027	1,000,000	995,915
		4,983,039
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,000,000	975,999
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	870,000	885,377
Discovery Communications LLC 4.9% 3/11/2026	1,460,000	1,457,782
		3,319,158
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.25% 2/15/2026	1,600,000	1,572,515
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,520,128
		3,092,643
TOTAL COMMUNICATION SERVICES		11,394,840

Consumer Discretionary - 4.0%
Automobiles - 2.8%
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,006,532
General Motors Financial Co Inc 1.25% 1/8/2026	4,954,000	4,843,824
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,103,518
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,512,377
Hyundai Capital America 5.45% 6/24/2026 (b)	873,000	877,355
Hyundai Capital America 5.8% 6/26/2025 (b)	1,500,000	1,500,684
		12,844,290
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp 2% 3/12/2027	1,000,000	957,090
Household Durables - 0.2%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,000,694
Specialty Retail - 0.8%
Advance Auto Parts Inc 5.9% 3/9/2026	574,000	577,002
AutoNation Inc 4.5% 10/1/2025	1,460,000	1,457,901
AutoZone Inc 5.05% 7/15/2026	1,000,000	1,005,455
O'Reilly Automotive Inc 5.75% 11/20/2026	393,000	399,658
		3,440,016
TOTAL CONSUMER DISCRETIONARY		18,242,090

Consumer Staples - 1.3%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	979,253
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp 4.625% 11/1/2027	1,000,000	999,921
Mars Inc 4.45% 3/1/2027 (b)	582,000	582,564
Mars Inc 4.6% 3/1/2028 (b)	987,000	991,594
		2,574,079
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	698,000	692,537
The Campbell's Company 5.3% 3/20/2026	292,000	293,233
		985,770
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	1,400,000	1,391,053
TOTAL CONSUMER STAPLES		5,930,155

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	880,000	906,926
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,583,474
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,377,074
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,013,517
Energy Transfer LP 6% 2/1/2029 (b)	900,000	911,433
EQT Corp 3.9% 10/1/2027	930,000	914,596
EQT Corp 5.7% 4/1/2028	890,000	908,815
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	910,952
MPLX LP 1.75% 3/1/2026	5,000,000	4,887,477
Occidental Petroleum Corp 5% 8/1/2027	875,000	875,143
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,263,671
ONEOK Inc 5.625% 1/15/2028 (b)	890,000	905,074
Spectra Energy Partners LP 3.375% 10/15/2026	920,000	903,784
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	908,717
Western Gas Partners LP 4.65% 7/1/2026	910,000	907,458
Williams Cos Inc/The 5.3% 8/15/2028	890,000	909,823
Williams Cos Inc/The 5.4% 3/2/2026	290,000	291,445
		20,379,379
Financials - 23.2%
Banks - 11.5%
Bank of America Corp 4.623% 5/9/2029 (c)	1,360,000	1,359,678
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,031,436
Bank of America Corp 5.202% 4/25/2029 (c)	8,000,000	8,129,370
Citigroup Inc 3.52% 10/27/2028 (c)	2,107,000	2,049,961
Citigroup Inc 3.668% 7/24/2028 (c)	1,400,000	1,368,839
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,973,791
Citigroup Inc 4.075% 4/23/2029 (c)	1,700,000	1,672,965
Citigroup Inc 4.786% 3/4/2029 (c)	1,400,000	1,401,904
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,100,000	1,146,608
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	1,000,000	954,221
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	1,500,000	1,493,379
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	5,000,000	5,025,299
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	1,000,000	1,007,866
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	1,000,000	1,009,337
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	568,000	574,534
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,000,000	2,036,287
Santander Holdings USA Inc 3.244% 10/5/2026	1,000,000	980,167
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	410,000	413,659
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	989,000	1,024,458
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,126,116
US Bancorp 4.653% 2/1/2029 (c)	2,100,000	2,103,644
US Bancorp 5.775% 6/12/2029 (c)	500,000	516,147
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,780,000	1,703,629
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,400,000	1,373,115
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,000,000	979,798
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,000,000	2,005,493
Wells Fargo & Co 4.9% 1/24/2028 (c)	914,000	917,378
Wells Fargo & Co 4.97% 4/23/2029 (c)	910,000	916,773
Wells Fargo & Co 5.707% 4/22/2028 (c)	1,500,000	1,527,715
		51,823,567
Capital Markets - 5.9%
Athene Global Funding 4.95% 1/7/2027 (b)	1,134,000	1,136,932
Athene Global Funding 5.516% 3/25/2027 (b)	3,000,000	3,041,602
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,376,696
GA Global Funding Trust 4.4% 9/23/2027 (b)	1,610,000	1,595,657
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	3,000,000	2,898,159
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	1,400,000	1,374,963
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,130,000	1,118,351
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,000,000	996,686
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	910,000	914,635
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	568,000	566,708
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,460,946
LPL Holdings Inc 4.9% 4/3/2028	485,000	485,659
Morgan Stanley 2.475% 1/21/2028 (c)	1,400,000	1,351,581
Morgan Stanley 3.591% 7/22/2028 (c)	1,000,000	977,709
Morgan Stanley 3.772% 1/24/2029 (c)	2,111,000	2,065,712
Morgan Stanley 5.123% 2/1/2029 (c)	1,507,000	1,525,167
Morgan Stanley 5.164% 4/20/2029 (c)	1,630,000	1,652,748
Morgan Stanley 6.296% 10/18/2028 (c)	880,000	912,702
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,000,000	1,011,807
		26,464,420
Consumer Finance - 2.3%
Ally Financial Inc 4.75% 6/9/2027	920,000	921,074
American Express Co 4.731% 4/25/2029 (c)	1,100,000	1,106,135
Capital One Financial Corp 7.149% 10/29/2027 (c)	2,000,000	2,063,279
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,498,335
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,056,868
		10,645,691
Financial Services - 2.0%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,942,381
CNH Industrial Capital LLC 4.55% 4/10/2028	910,000	908,103
Corebridge Global Funding 4.65% 8/20/2027 (b)	424,000	425,006
Corebridge Global Funding 4.9% 1/7/2028 (b)	1,457,000	1,474,243
Corebridge Global Funding 5.75% 7/2/2026 (b)	1,200,000	1,215,173
Fiserv Inc 5.45% 3/2/2028	900,000	920,539
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,419,000	1,368,136
Sammons Financial Group Inc 4.45% 5/12/2027 (b)	910,000	903,335
		9,156,916
Insurance - 1.5%
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	763,764
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	2,000,000	1,921,535
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	831,000	830,674
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,079,000	1,083,099
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	832,000	845,892
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,000,000	1,013,360
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	416,000	411,755
		6,870,079
TOTAL FINANCIALS		104,960,673

Health Care - 2.7%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	916,455
Health Care Providers & Services - 2.3%
Centene Corp 2.45% 7/15/2028	570,000	524,965
Cigna Group/The 3.4% 3/1/2027	1,000,000	982,403
CVS Health Corp 3% 8/15/2026	1,460,000	1,431,886
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,592,147
CVS Health Corp 5% 2/20/2026	1,500,000	1,502,055
HCA Inc 3.125% 3/15/2027	1,000,000	974,675
HCA Inc 5% 3/1/2028	590,000	596,219
HCA Inc 5.875% 2/15/2026	1,400,000	1,402,908
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,244,136
		10,251,394
Pharmaceuticals - 0.2%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	983,294
TOTAL HEALTH CARE		12,151,143

Industrials - 2.2%
Aerospace & Defense - 1.5%
Boeing Co 2.196% 2/4/2026	1,750,000	1,719,012
Boeing Co 5.04% 5/1/2027	1,000,000	1,006,007
Boeing Co 6.259% 5/1/2027	1,010,000	1,038,142
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,027,495
RTX Corp 3.125% 5/4/2027	1,000,000	976,503
		6,767,159
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,518,676
Trading Companies & Distributors - 0.4%
Air Lease Corp 3.625% 4/1/2027	1,919,000	1,881,406
TOTAL INDUSTRIALS		10,167,241

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp 5.05% 4/5/2027	222,000	224,982
Dell International LLC / EMC Corp 4.75% 4/1/2028	1,370,000	1,376,292
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	495,539
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,144,000	1,154,595
		3,251,408
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	910,277
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	984,550
		1,894,827
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Inc 5.05% 7/12/2027	1,500,000	1,519,346
Marvell Technology Inc 4.875% 6/22/2028	1,590,000	1,597,477
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,143,128
Micron Technology Inc 5.327% 2/6/2029	660,000	669,768
Micron Technology Inc 5.375% 4/15/2028	890,000	908,240
Micron Technology Inc 6.75% 11/1/2029	441,000	471,473
		6,309,432
Software - 1.0%
Oracle Corp 2.8% 4/1/2027	1,000,000	971,456
Oracle Corp 4.8% 8/3/2028	1,300,000	1,312,817
VMware LLC 3.9% 8/21/2027	1,160,000	1,144,256
VMware LLC 4.65% 5/15/2027	910,000	911,349
		4,339,878
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	565,264
Hewlett Packard Enterprise Co 4.45% 9/25/2026	697,000	695,981
		1,261,245
TOTAL INFORMATION TECHNOLOGY		17,056,790

Materials - 0.4%
Chemicals - 0.4%
Celanese US Holdings LLC 6.415% 7/15/2027 (c)	573,000	587,497
Westlake Corp 3.6% 8/15/2026	1,460,000	1,439,346
		2,026,843
Real Estate - 1.7%
Diversified REITs - 0.4%
VICI Properties LP 4.75% 2/15/2028	910,000	910,249
VICI Properties LP 4.75% 4/1/2028	987,000	986,593
		1,896,842
Specialized REITs - 1.3%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,365,585
American Tower Corp 3.65% 3/15/2027	1,163,000	1,144,305
American Tower Corp 5.25% 7/15/2028	890,000	907,703
Crown Castle Inc 1.35% 7/15/2025	444,000	442,049
Crown Castle Inc 4% 3/1/2027	2,000,000	1,974,216
		5,833,858
TOTAL REAL ESTATE		7,730,700

Utilities - 3.8%
Electric Utilities - 2.2%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,380,000	1,363,926
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	950,000	915,395
Duke Energy Corp 3.15% 8/15/2027	1,000,000	974,387
Duke Energy Corp 5% 12/8/2027	900,000	910,774
Eversource Energy 2.9% 3/1/2027	1,000,000	972,099
Exelon Corp 5.15% 3/15/2029	286,000	291,345
FirstEnergy Corp 1.6% 1/15/2026	476,000	466,814
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	550,000	551,917
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	900,000	914,730
Georgia Power Co 5.004% 2/23/2027	425,000	430,580
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	213,625
Southern Co/The 5.15% 10/6/2025	1,400,000	1,401,858
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	323,000	323,842
		9,731,292
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	918,477
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 5.45% 6/1/2028	1,530,000	1,550,000
Multi-Utilities - 1.1%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	984,920
DTE Energy Co 2.85% 10/1/2026	940,000	919,208
DTE Energy Co 4.95% 7/1/2027	394,000	397,176
NiSource Inc 5.25% 3/30/2028	900,000	917,333
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	917,377
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,013,509
		5,149,523
TOTAL UTILITIES		17,349,292

TOTAL UNITED STATES		227,389,146
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $314,585,141)		316,696,375

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	258,963	253,770
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	138,233	135,460
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	365,246	358,378
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,322,999	2,229,229
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	642,191	656,744
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	109	115
Freddie Mac Gold Pool 8.5% 5/1/2027	10	10
Freddie Mac Gold Pool 8.5% 6/1/2027	907	926
Freddie Mac Gold Pool 8.5% 7/1/2027	24	24
Freddie Mac Gold Pool 8.5% 7/1/2028	90	91
Freddie Mac Gold Pool 8.5% 8/1/2026	88	89
Freddie Mac Gold Pool 8.5% 8/1/2027	1,908	1,954
Freddie Mac Gold Pool 8.5% 8/1/2027	240	244
Ginnie Mae I Pool 7% 1/15/2028	707	712
Ginnie Mae I Pool 7% 1/15/2028	179	181
Ginnie Mae I Pool 7% 1/15/2029	833	843
Ginnie Mae I Pool 7% 1/15/2029	168	171
Ginnie Mae I Pool 7% 1/15/2031	370	379
Ginnie Mae I Pool 7% 1/15/2032	192	195
Ginnie Mae I Pool 7% 10/15/2028	964	980
Ginnie Mae I Pool 7% 10/15/2028	655	665
Ginnie Mae I Pool 7% 10/15/2028	78	79
Ginnie Mae I Pool 7% 11/15/2027	151	153
Ginnie Mae I Pool 7% 11/15/2028	1,362	1,381
Ginnie Mae I Pool 7% 11/15/2028	386	392
Ginnie Mae I Pool 7% 12/15/2028	287	290
Ginnie Mae I Pool 7% 12/15/2028	201	203
Ginnie Mae I Pool 7% 12/15/2029	149	151
Ginnie Mae I Pool 7% 2/15/2028	63	62
Ginnie Mae I Pool 7% 2/15/2030	2,012	2,060
Ginnie Mae I Pool 7% 2/15/2031	165	169
Ginnie Mae I Pool 7% 2/15/2032	179	184
Ginnie Mae I Pool 7% 3/15/2028	24	23
Ginnie Mae I Pool 7% 3/15/2031	293	302
Ginnie Mae I Pool 7% 3/15/2031	123	126
Ginnie Mae I Pool 7% 3/15/2031	54	54
Ginnie Mae I Pool 7% 3/15/2032	1,137	1,166
Ginnie Mae I Pool 7% 3/15/2032	556	573
Ginnie Mae I Pool 7% 4/15/2028	3,718	3,746
Ginnie Mae I Pool 7% 4/15/2028	288	290
Ginnie Mae I Pool 7% 4/15/2028	184	186
Ginnie Mae I Pool 7% 4/15/2029	793	805
Ginnie Mae I Pool 7% 4/15/2029	51	51
Ginnie Mae I Pool 7% 4/15/2032	595	611
Ginnie Mae I Pool 7% 4/15/2032	414	426
Ginnie Mae I Pool 7% 5/15/2029	611	620
Ginnie Mae I Pool 7% 5/15/2031	3,143	3,234
Ginnie Mae I Pool 7% 5/15/2032	718	737
Ginnie Mae I Pool 7% 6/15/2028	2,222	2,253
Ginnie Mae I Pool 7% 6/15/2028	495	502
Ginnie Mae I Pool 7% 6/15/2028	215	218
Ginnie Mae I Pool 7% 6/15/2029	91	92
Ginnie Mae I Pool 7% 6/15/2032	2,047	2,105
Ginnie Mae I Pool 7% 6/15/2032	736	760
Ginnie Mae I Pool 7% 7/15/2028	2,483	2,514
Ginnie Mae I Pool 7% 7/15/2028	691	701
Ginnie Mae I Pool 7% 7/15/2028	242	246
Ginnie Mae I Pool 7% 7/15/2029	585	597
Ginnie Mae I Pool 7% 7/15/2029	185	189
Ginnie Mae I Pool 7% 7/15/2031	2,282	2,340
Ginnie Mae I Pool 7% 7/15/2031	402	410
Ginnie Mae I Pool 7% 8/15/2028	1,610	1,635
Ginnie Mae I Pool 7% 8/15/2028	999	1,014
Ginnie Mae I Pool 7% 8/15/2028	237	240
Ginnie Mae I Pool 7% 8/15/2032	15,463	15,895
Ginnie Mae I Pool 7% 8/15/2032	725	749
Ginnie Mae I Pool 7% 8/15/2032	235	242
Ginnie Mae I Pool 7% 9/15/2028	1,741	1,763
Ginnie Mae I Pool 7% 9/15/2028	326	329
Ginnie Mae I Pool 7% 9/15/2028	222	222
TOTAL UNITED STATES		3,694,250
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,035,574)		3,694,250

U.S. Treasury Obligations - 8.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 12/15/2027 (f)	3.97 to 4.28	17,218,200	17,274,340
US Treasury Notes 4% 2/29/2028	3.87 to 3.89	15,732,800	15,784,423
US Treasury Notes 4.25% 11/30/2026	4.21 to 4.32	4,989,000	5,005,955
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,899,619)			38,064,718

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,380,258)	4.32	1,379,982	1,380,258

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $450,350,951)	452,118,025
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,592,840
NET ASSETS - 100.0%	453,710,865

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	282	Sep 2025	58,519,406	116,281	116,281

The notional amount of futures purchased as a percentage of Net Assets is 12.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,009,724 or 28.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,308.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,392	136,165,797	134,945,931	172,487	-	-	1,380,258	1,379,982	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,939,343	8,939,343	124	-	-	-	-	0.0%
Total	160,392	145,105,140	143,885,274	172,611	-	-	1,380,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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